INCOME TAXES - Significant components of the unrecognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	$ 16,198	$ 6,146
Net recognized deferred income tax liabilities	10,072	472
Share issue costs
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	1,714	782
Intangible assets
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	(961)	(1,634)
Net recognized deferred income tax liabilities	16,753	893
ROU asset
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	(422)	(537)
Net recognized deferred income tax liabilities	983	635
Lease liability
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	431	535
Net recognized deferred income tax liabilities	(1,039)	(665)
Allowable capital losses
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	249	248
Deferred financing costs
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	127	9
Onerous contract provision
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets		221
Contractual obligation
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	2,397	2,889
Property, plant and equipment
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	(424)	(399)
Net recognized deferred income tax liabilities	171	(183)
Marketable securities and derivatives
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	2
Non-capital losses
Significant components of the unrecognized deferred tax assets and liabilities
Net unrecognized deferred income tax assets	13,085	4,032
Net recognized deferred income tax liabilities	$ (6,796)	$ (208)